RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 15:-	RELATED PARTY BALANCES AND TRANSACTIONS

The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd (“C. Mer”). The Company's controlling shareholder, Fimi Funds, holds approximately 30% of C. Mer's share capital.

The aggregate amount of these arrangements was $7,262 and $4,876 for the years ended December 31, 2015 and 2014, respectively.

Transactions with related parties:

	Year ended December 31,
	2015	2014	2013

Cost of revenues of products	$2,915	$4,876	$-

Balances with related parties:
	December 31,
	2015	2014

Accrued expenses	$339	$846
Trade payable	$1,170	$-